UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	September 30, 2022

Alpha Dog ETF

Item 1.	Report to Stockholders.

(a)

ANNUAL REPORT

For the Period Ended September 30, 2022*

*Commencement of Operations October 14, 2021

ALPHA DOG ETF

Important Disclosure Statement

The Alpha Dog ETF’s (the “Fund”) summary prospectus and prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s summary prospectus or prospectus containing this and other important information, please call 844-745-5220. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Gea Sphere, LLC is the investment advisor of the Fund.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2022 and are subject to change at any time. For most recent information, please call 844-745-5220.

3

ANNUAL REPORT

ALPHA DOG ETF

Performance commentary from inception (10/14/2021 – 9/30/2022)

Dear Shareholders,

Thank you, for investing with us. We are working hard to reward your trust.

This letter marks the first commentary on performance and positioning of the Alpha Dog ETF (the “Fund”) since inception.

The Fund launched with a heavy bias toward technology stocks, as technology stocks have been the market leaders since 2011. Most stocks lost value as the market entered a bear market at the time of our launch, but technology stocks led the market down to even greater losses. By May of 2022, it became apparent that we were not in your garden variety correction, but in-fact a full bear market. As of September 30th, the Fund was underperforming the S&P 500® Index1 by 6.5% and outperforming the QQQ2 by 2.6%. The Fund’s performance has significantly improved over the 3 months. The Fund is down -5.27% compared to the S&P 500® Index down -7.06% and QQQ down -13.35%. The dramatic differences in the indexes were also reflected in the performance of the Fund. The markets have now confirmed a dramatic change in leadership, which seems to occur every 10 years or so. The actual change in market leadership seems to be from growth to value stocks. Our definition of value stocks is companies that still have growth and pricing power in a slowing economy. We expect this new leadership to dominate markets for the coming decade.

We consider our response to the change in market leadership to have been lackluster at best. As a result, we have implemented a much more robust review process of all stocks held in the Fund. First, our investment process is used to review all positions for mid-term and long-term trends. Our system also reviews all US stocks daily for updated trend reports on each stock trading in the US. We are looking for trend changes in our holdings and new opportunities to invest in stocks that are changing trends. For example, our system reports (at the time of this letter) that 80% of all the stocks in the S&P 500® Index are in confirmed downtrends with only 20% in confirmed uptrends. Our system ignores analysis calls and opinions and only looks at confirmed mid-term to long- term trends using eight proprietary indicators.

The Fund currently only owns stocks that are in confirmed uptrends as determined by the advisor and will hold these stocks if the uptrends continue. As a result of the trend indicators system, our performance has clearly improved

1The S&P 500 Index is a broad- based unmanaged Index of 500 stocks, which is widely recognized as representative of the equity market in general.

2QQQ is an ETF that tracks the Nasdaq 100 Index. It has 100 holdings and is the fourth-most popular ETF in the world. The Index excludes financial companies and is based on market capitalization.

4

ANNUAL REPORT

ALPHA DOG ETF

Performance commentary from inception (10/14/2021 – 9/30/2022) - continued

relative to the S&P 500® Index and QQQ benchmarks over the three months ended September 30, 2022.

Definitions and Explanation of our trend rating systems:

We use a simple A, B, C, D rating system for every stock trading on major exchanges in the US, Europe, and other major world exchanges.

The rating indicates the directional trend of an instrument at any given date. A and B represent uptrends, while C and D represent downtrends.

A = strong bull trend / B = beginning of bull trend / C = inception of bear trend / D = strong bear trend.

We review every stock in our Fund each day and make any changes in positions as needed using the simple but powerful system described.

At the time of this letter, our Trend Rating indicates that the S&P 500® Index is in a confirmed downtrend with no evidence of a trend change yet, but every stock in the Alpha Dog ETF is in a confirmed uptrend. We consider a confirmed uptrend to include a stock that is closed above its prior resistance levels and is in a clearly defined uptrend with higher highs and higher lows and has moved above its 200 day moving averages and its 50 day moving averages with higher volume.

Sincerely,

Eduard Hamamjian
CIO of The Alpha Dog ETF

ANNUAL REPORT

ALPHA DOG ETF

Total Return
Since Inception 10/14/2021 to 9/30/2022
Alpha Dog ETF - NAV	-31.60%
Alpha Dog ETF - Market	-31.59%
S&P 500® Index	-18.01%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

ANNUAL REPORT

ALPHA DOG ETF

Portfolio Compositionas of September 30, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Energy	21.02%
Health Care	17.36%
Consumer Discretionary	14.70%
Consumer Staples	11.23%
Information Technology	8.70%
Communication Services	5.54%
Real Estate	5.09%
Financial	5.01%
Industrials	4.00%
Utilities	1.99%
Money Market Fund	0.79%
95.43%

Options Written:
Call Options	-0.64%
Total Options Written	-0.64%

See Notes to Financial Statements

ANNUAL REPORT

ALPHA DOG ETF

Schedule of Investments
September 30, 2022

		Shares	Fair Value
94.64%	COMMON STOCKS

5.54%	COMMUNICATIONS SERVICES
	Netflix.com Inc.*	2,642	$622,033
	Nexstar Media Group, Inc.	6,437	1,074,013
	T-Mobile US, Inc.*	11,527	1,546,578
			3,242,624

14.70%	CONSUMER DISCRETIONARY
	Amazon.Com, Inc.*	14,267	1,612,171
	AutoZone, Inc.*	612	1,310,861
	Dollar General Corp.	8,312	1,993,716
	Domino’s Pizza, Inc.	1,888	585,658
	Genuine Parts Co.	6,694	999,548
	Tesla, Inc.*	7,920	2,100,780
			8,602,734

11.23%	CONSUMER STAPLES
	General Mills, Inc.	18,520	1,418,817
	Kellogg Co.	27,028	1,882,771
	Keurig Dr. Pepper, Inc.	25,018	896,145
	Pepsico, Inc.	14,539	2,373,637
			6,571,370

21.02%	ENERGY
	Cheniere Energy, Inc.	8,464	1,404,262
	ConocoPhillips	11,054	1,131,266
	Devon Energy Corp.	35,770	2,150,850
	Diamondback Energy, Inc.	10,108	1,217,610
	Enterprise Products	47,610	1,132,166
	Exxon Mobil Corp.	22,081	1,927,892
	Kinder Morgan, Inc.	69,009	1,148,310
	Pioneer Natural Resources	5,213	1,128,771
	Williams Cos., Inc.	37,094	1,062,001
			12,303,128

See Notes to Financial Statements

ANNUAL REPORT

ALPHA DOG ETF

Schedule of Investments - continued

September 30, 2022

		Shares	Fair Value
5.01%	FINANCIAL
	Bank of America Corp.	18,597	$561,629
	Cboe Global Markets, Inc.	10,165	1,193,066
	LPL Financial Holdings, Inc.	5,382	1,175,859
			2,930,554

17.36%	HEALTH CARE
	Cigna Corp.	7,015	1,946,452
	HealthEquity, Inc.*	17,521	1,176,886
	Humana Inc.	4,133	2,005,290
	McKesson Corp.	5,802	1,971,926
	Merck & Company, Inc.	21,117	1,818,596
	Vertex Pharmaceuticals*	4,295	1,243,574
			10,162,724

4.00%	INDUSTRIALS
	General Dynamics Corp.	5,644	1,197,487
	Snap-On, Inc.	5,692	1,146,084
			2,343,571

8.70%	INFORMATION TECHNOLOGY
	Cadence Design Systems*	6,926	1,131,916
	Crowdstrike Holdings, Inc.*	6,653	1,096,481
	First Solar, Inc.*	4,399	581,856
	Motorola Solutions, Inc.	5,052	1,131,496
	Nvidia Corp.	4,812	584,129
	PayPal Holdings, Inc.*	6,535	562,468
			5,088,346

5.09%	REAL ESTATE
	American Tower Corp.	4,962	1,065,341
	VICI Properties, Inc.	64,106	1,913,564
			2,978,905

See Notes to Financial Statements

ANNUAL REPORT

ALPHA DOG ETF

Schedule of Investments - continued

September 30, 2022

		Shares	Fair Value
1.99%	UTILITIES
	NextEra Energy, Inc.	14,829	$1,162,742

94.64%	TOTAL COMMON STOCKS		55,386,698
	(Cost: $ 58,283,989)

0.79%	MONEY MARKET FUND
	Dreyfus Treasury Securities Cash Management-Service Shares^ 1.66%**	460,135	460,135
	(Cost: $ 460,135)

95.43%	TOTAL INVESTMENTS
	(Cost: $ 58,744,124)		$55,846,833
4.57%	Other assets, net of liabilities		2,678,853
100.00%	NET ASSETS		$58,525,686

*Non-Income Producing

**Effective 7 day yield as of September 30, 2022

^All or a portion of the security is held as collateral for options written.

See Notes to Financial Statements

ANNUAL REPORT

ALPHA DOG ETF

Schedule of Investments - continued

September 30, 2022

-0.64%	OPTIONS WRITTEN

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	CALL OPTIONS
	American Tower Corp.	49	$(1,052,030)	$230.00	10/21/22	$(9,800)
	Amazon.com, Inc.	142	(1,604,600)	126.00	10/21/22	(12,922)
	Autozone, Inc.	6	(1,285,158)	2,305.00	10/21/22	(8,400)
	Bank of America Corp.	185	(558,700)	33.50	10/21/22	(4,440)
	Cboe Global Markets, Inc.	101	(1,185,437)	125.00	10/21/22	(6,565)
	Cadence Design Sysems	69	(1,127,667)	180.00	10/21/22	(7,590)
	Cigna Corp.	70	(1,942,290)	300.00	10/21/22	(8,050)
	ConocoPhillips	110	(1,125,740)	115.00	10/21/22	(9,900)
	Crowdstrike Holdings, Inc.	66	(1,087,746)	187.50	10/21/22	(14,784)
	Dollar General Corp.	83	(1,990,838)	255.00	10/21/22	(13,695)
	Domino’s Pizza, Inc.	18	(558,360)	347.50	10/21/22	(5,400)
	Devon Energy Corp.	357	(2,146,641)	69.00	10/21/22	(25,347)
	Enterprise Products	476	(1,131,928)	25.50	10/21/22	(7,140)
	Diamondback Energy, Inc.	101	(1,216,646)	135.00	10/21/22	(16,665)
	First Solar, Inc.	43	(568,761)	150.00	10/21/22	(6,708)
	General Dynamics Corp.	56	(1,188,152)	227.50	10/21/22	(5,880)
	Genuine Parts Co.	66	(985,512)	160.00	10/21/22	(8,910)
	Humana, Inc.	41	(1,989,279)	525.00	10/21/22	(9,430)
	Kellogg Co.	270	(1,880,820)	75.00	10/21/22	(4,320)
	Keurig Dr. Pepper, Inc.	250	(895,500)	38.00	10/21/22	(3,250)
	Kinder Morgan, Inc.	690	(1,148,160)	18.00	11/04/22	(12,420)
	Cheniere Energy, Inc.	84	(1,393,644)	180.00	10/21/22	(21,420)
	LPL Financial Holdings, Inc.	53	(1,157,944)	240.00	10/21/22	(8,692)
	McKesson Corp.	58	(1,971,246)	362.50	10/21/22	(13,340)
	Motorola Solutions, Inc.	50	(1,119,850)	240.00	10/21/22	(8,200)
	Nextera Energy, Inc.	148	(1,160,468)	85.00	10/21/22	(7,696)
	Netflix.com, Inc.	26	(612,144)	85.00	10/21/22	(11,180)
	Nvidia Corp.	48	(582,672)	137.00	10/21/22	(8,256)
	Nexstar Media Group, Inc.	64	(1,067,840)	180.00	10/21/22	(10,240)
	Pepsico, Inc.	145	(2,367,270)	175.00	10/21/22	(8,700)
	Pioneer Natural Resources	52	(1,125,956)	237.50	10/21/22	(16,120)
	PayPal Holdings, Inc.	65	(559,455)	100.00	10/21/22	(4,160)
	Snap-On, Inc.	56	(1,127,560)	220.00	10/21/22	(6,160)
	T-Mobile US, Inc.	115	(1,542,955)	143.00	10/21/22	(10,235)
	Tesla, Inc.	79	(2,095,475)	310.00	10/21/22	(28,440)
	Exxon Mobil Corp.	220	(1,920,820)	97.00	10/21/22	(11,000)
-0.64%	TOTAL CALL OPTIONS WRITTEN					(375,455)
	(Premiums received: ($ 377,813)

-0.64%	TOTAL OPTIONS WRITTEN					$(375,455)
	(Pemiums received: ($ 377,813)

See Notes to Financial Statements

ANNUAL REPORT

ALPHA DOG ETF

Statement of Assets and LiabilitiesSeptember 30, 2022

ASSETS
Investments at fair value (cost of $58,744,124) (Note 1)	$55,846,833
Cash	2,653,763
Dividends receivable	76,804
Receivable for securities sold	377,813
TOTAL ASSETS	58,955,213

LIABILITIES
Accrued advisory fees	46,003
Due to broker	8,069
Options written at fair value (premiums received $377,813)	375,455
TOTAL LIABILITIES	429,527
NET ASSETS	$58,525,686

Net Assets Consist of:
Paid-in capital	$86,117,806
Distributable earnings (accumulated losses)	(27,592,120)
Net Assets	$58,525,686

NET ASSET VALUE PER SHARE
Net Assets	$58,525,686
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	3,425,000
Net Asset Value and Offering Price Per Share	$17.09

See Notes to Financial Statements

ANNUAL REPORT

ALPHA DOG ETF

Statement of OperationsOctober 14, 2021* through
September 30, 2022

INVESTMENT INCOME
Investment income (net of foreign taxes withheld of $5,226)	$1,130,420
Total investment income	1,130,420

EXPENSES
Advisory fees (Note 2)	576,936
Total expenses	576,936
Net investment income (loss)	553,484

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(26,574,843)
Net realized gain (loss) on options written	1,504,488
Total net realized gain (loss)	(25,070,355)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(2,897,290)
Net increase (decrease) in unrealized appreciation (depreciation) on options written	2,358
Net unrealized gain (loss) on investments and options written	(2,894,932)
Net realized and unrealized gain (loss)	(27,965,287)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(27,411,803)

*Commencement of Operations

See Notes to Financial Statements

ANNUAL REPORT

ALPHA DOG ETF

Statement of Changes in Net AssetsOctober 14, 2021* through
September 30, 2022

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$553,484
Net realized gain (loss) on investments and options written	(25,070,355)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and options written	(2,894,932)
Increase (decrease) in net assets from operations	(27,411,803)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(52,805)
Decrease in net assets from distributions	(52,805)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	88,284,227
Shares redeemed	(2,293,933)
Increase (decrease) in net assets from capital stock transactions	85,990,294

NET ASSETS
Increase (decrease) during period	58,525,686
Beginning of period	—
End of period	$58,525,686

*Commencement of Operations

See Notes to Financial Statements

ANNUAL REPORT

ALPHA DOG ETF

Financial HighlightsSelected Per Share Data Throughout The Period

Period October 14, 2021(2) to September 30, 2022
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.18
Net realized and unrealized gain (loss) on investments	(8.07)
Total from investment activities	(7.89)
Distributions
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$17.09

Total Return(3)	(31.60%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.90%
Net investment income (loss)	0.86%
Portfolio turnover rate(5)	613.89%
Net assets, end of period (000’s)	$58,526

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of Operations.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets has been annualized.

(5)Portfolio turnover rate is for the period October 14, 2021 through September 30, 2022, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial StatementsSeptember 30, 2022

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Alpha Dog ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on October 14, 2021.

The Fund’s objective is to seek capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Trust’s fair value committee in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continuedSeptember 30, 2022

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continuedSeptember 30, 2022

The following is a summary of the level of inputs used to value the Fund’s investments as of September 30, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$55,386,698	$—	$—	$55,386,698
Money Market Funds	460,135	—	—	460,135
	$55,846,833	$—	$—	$55,846,833
Liabilities
Call Options Written	$(375,455)	$—	$—	$(375,455)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the period October 14, 2021 to September 30, 2022. The Fund held no Level 3 securities at any time during the period October 14, 2021 to September 30, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also

ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continuedSeptember 30, 2022

intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended September 30, 2022, such reclassifications were due to the write off of capital gains from in-kind transactions:

Distributable earnings	$(127,511)
Paid-in capital	127,511

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee

ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continuedSeptember 30, 2022

(“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of September 30, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value
Alpha Dog ETF	10,000	$250	$170,900

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continuedSeptember 30, 2022

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

Derivatives

The Fund seeks to reduce risk (beta) by using options, typically on a short-term basis, for hedging purposes. Based on the investment advisor’s technical analysis, the Fund may sell a covered call option and/or, at times, purchase put option contracts on Fund holdings to hedge the Fund against short term market corrections; conversely, if the investment advisor’s technical analysis indicates a potential market upswing, the Fund may purchase a call option on one or more Fund holdings. Selling covered call options on Fund holdings is expected to be the options strategy typically most commonly applied. Call options give the buyer the right to buy an asset and the seller the obligation to sell the asset at a certain defined price. Put options give the buyer the right to sell an asset at a certain defined price. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. The primary objective of the Fund’s use of options is to protect against volatile market swings. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The following are the derivatives held by the Fund on September 30, 2022.

Derivative	Fair Value Liability Derivatives
Written Options – Call	$(375,455	)*

*Statement of Assets and Liabilities location: Options written at fair value.

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ALPHA DOG ETF

Notes to Financial Statements - continuedSeptember 30, 2022

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period ended September 30, 2022 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Written Options – Call	$1,504,488	$2,358

*Statement of Operations location: Net realized gain (loss) on options written.

**Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options written.

The following indicates the average monthly volume for the period:

Average notional value of:
Written Options	$(45,959,420)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Gea Sphere, LLC (the “Advisor”) currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, distribution fees or expenses under the Fund’s 12b-1 plan (if any), taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

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ALPHA DOG ETF

Notes to Financial Statements - continuedSeptember 30, 2022

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s daily net assets, at the rate of 0.90%.

The Advisor has retained Toroso Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund at the following rate: 0.045% on the first $250 million in net assets; 0.040% on the next $250 million in net assets; 0.035% on the next $500 million in net assets and 0.030% on any net assets in excess of $1 billion.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $25,000 per year. The Advisor pays these fees monthly.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

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ALPHA DOG ETF

Notes to Financial Statements - continuedSeptember 30, 2022

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the period ended September 30, 2022 were as follows:

Purchases	Sales
$374,663,179	$375,002,339

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended September 30, 2022 were as follows:

Purchases	Sales	Realized Gains
$87,492,902	$2,240,362	$138,044

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. For the period ended September 30, 2022, such reclassifications were primarily due to the write off of capital gains from in-kind transactions.

The tax character of the distributions during the period ended September 30, 2022 were as follows:

Distributions paid from:
Ordinary income	$52,805

ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continuedSeptember 30, 2022

As of September 30, 2022, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$495,647
Other accumulated losses	(24,514,159)
Net unrealized appreciation (depreciation) on investments	(3,573,608)
$(27,592,120)

As of September 30, 2022, the Fund had a capital loss carryforward of $24,501,758. This loss is considered short term and may be carried forward indefinitely. The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale and straddle losses.

As of September 30, 2022, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$59,422,799	$545,783	$(4,119,391)	$(3,573,608)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in Creation Units. Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are

ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continuedSeptember 30, 2022

collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period Ended September 30, 2022
Shares sold	3,525,000
Shares reinvested	—
Shares redeemed	(100,000)
Net increase (decrease)	3,425,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that an investment in the Fund could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Market Risk. The value of securities in the Fund’s overall portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period.

Sector Risk. If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and

ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continuedSeptember 30, 2022

technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2022, the Fund had 21.02% and 17.36% of the value of its net assets invested in securities within the Energy and Health Care sectors, respectively.

Active Management Risk. The Advisor’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on NYSE Arca (the “Exchange”), trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

•Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in the Fund’s NAV and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Fund shares may trade at a discount to NAV. The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continuedSeptember 30, 2022

•Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Derivatives Risk. The Fund may use derivative instruments such as options. There is no guarantee that the use of these instruments by the Fund will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Fund’s use of derivatives may magnify losses for the Fund.

Options Risk. Option transactions in which the Fund may engage involve the following risks:

•the writer of an option may be assigned an exercise at any time during the option period;

•disruptions in the markets for underlying instruments could result in losses for options investors;

•imperfect or no correlation between the option and securities being hedged;

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ALPHA DOG ETF

Notes to Financial Statements - continuedSeptember 30, 2022

•the insolvency of a broker could present risks for the broker’s customers; and

•market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund, which may reduce returns.

Large-Capitalization Securities Risk. Investments in large-capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small-capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Mid- and Small-Capitalization Stock Risk. The value of mid- and small-capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Leverage Risk. The Fund does not seek leveraged returns but as a result of the Fund’s use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

Issuer Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investment Strategy Risk. The Fund’s investments in securities that the Advisor believes will perform well in a certain macroeconomic environment may not perform as expected. In addition, the Fund’s investment approach may be out of favor at times, causing it to underperform other portfolios that have a similar investment objective.

Investment Risk. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, as with any investment, you may lose some or all of your investment by investing in the Fund.

ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continuedSeptember 30, 2022

Real Estate Investment Trusts (“REITS”). Investing in REITS involves unique risks. When the Fund invests in REITS, it is subject to risks generally associated with investing in real estate. A REIT’S performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITS may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITS in which it invests. U.S. REITS are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’S failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITS could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.

Depositary Receipts Risk. Depositary receipts are generally subject to the same risks that the foreign securities that they evidence or into which they may be converted are, and they may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Fund may invest, such as options, can be highly volatile. Price movements of the derivative instruments in which the Fund is invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continuedSeptember 30, 2022

Portfolio Turnover Rate Risk. A fund with a high rate of portfolio turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. A fund with a high rate of portfolio turnover may also pay more brokerage commissions and may be more likely to incur other transaction costs (including imputed transaction costs), which may detract from performance. The Fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

Other Risks for the Fund

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, or the issuers of securities in which the Fund invests has the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

ALPHA DOG ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders Alpha Dog ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Alpha Dog ETF (the “Fund”), a series of ETF Opportunities Trust, as of September 30, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period October 14, 2021 (commencement of operations) through September 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, the results of its operations, changes in net assets, and the financial highlights for the period October 14, 2021 (commencement of operations) through September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 29, 2022

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 866-745-5220.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (67) Trustee	Indefinite, Since December 2019	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	13	Independent Trustee of World Funds Trust for the twenty series of that Trust (registered investment company)
Mary Lou H. Ivey (64) Trustee	Indefinite, Since December 2019	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008-2021.	13	Independent Trustee of World Funds Trust for the twenty series of that Trust (registered investment company)

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Theo H. Pitt, Jr. (86) Trustee	Indefinite, Since December 2019	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	13

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the fourteen series of that trust; and World Funds Trust for the twenty series of that Trust (all registered investment companies)

Kevin Farragher (64) Trustee	Indefinite, Since December 2019	Senior Product Specialist, Valkyrie Investments, January 2022 to present; Independent Consultant 2014-2021.	13	None

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (59) President	Indefinite, Since December 2019	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency), October 2013 – present.
Thomas A. Carter (56) Vice President	Indefinite, Since December 2019	President Ridgeline Research September 2019 through present; President ALPS Advisors and ALPS Portfolio Solutions Distributors 2007 – November 2018. Garden leave November 2018 – September 2019.
Karen M. Shupe (58) Treasurer and Principal Executive Officer	Indefinite, Since December 2019	Managing Director Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (68) Assistant Treasurer and Principal Financial Officer	Indefinite, Since December 2019	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (53) Secretary	Indefinite, Since December 2019	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (60) Assistant Secretary	Indefinite, Since September 2022	Attorney, Practus LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina (54) Assistant Secretary	Indefinite, Since September 2022

Counsel, Practus LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (60) Assistant Secretary	Indefinite, Since December 2019	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
Laura B. Wright (50) Assistant Secretary	Indefinite, Since May 2022	Fund Administrator, Commonwealth Fund Services, Inc., 2016 to present.
Julian G. Winters (53) Chief Compliance Officer	Indefinite, Since December 2019	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 844-745-5220 or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 844-745-5220 or on the SEC’s website at http://www.sec.gov.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this annual report. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

SPECIAL 2022 TAX INFORMATION

This information for the fiscal year ended September 30, 2022 is included pursuant to provisions of the Internal Revenue Code.

For corporate shareholders, 42.94% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund distributed $4,311 of qualified dividend income to shareholders during the fiscal year.

ANNUAL REPORT

ALPHA DOG ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2022 and held for the period ended September 30, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

ALPHA DOG ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period Ended* 9/30/22
Alpha Dog ETF	$1,000.00	$847.98	0.90%	$4.17
Hypothetical**	$1,000.00	$1,020.56	0.90%	$4.56

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

ANNUAL REPORT

ALPHA DOG ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

Investment Advisor:

Gea Sphere, LLC
55 Mystery Farm Road
Cranston, Rhode Island 02921

Investment Sub-Advisor:

Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f) The code of ethics is attached hereto as exhibit 13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $14,000 for 2022 and $0 for 2021.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2022 and $0 for 2021.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2022 and $0 for 2021. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2022 and $0 for 2021.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2022 and $0 for 2021.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 8, 2022

* Print the name and title of each signing officer under his or her signature.